[CDC NVEST FUNDS LETTERHEAD]


                                                                     May 3, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re:     CDC Nvest Funds Trust I
        (FILE NOS.:  2-98326 AND 811-4323)

Dear Sir or Madam:

         Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "1933 Act"), CDC Nvest Funds Trust I (the "Registrant") hereby certifies that the form of prospectuses and statements of additional information, except for the CDC Nvest Star Funds statement of additional information, that would have been filed under paragraph (b) or (c) of Rule 497 under the 1933 Act would not have differed from that contained in the most recent amendment to the registration statement which was post-effective amendment no. 51 to the registration statement ("PEA No. 51") filed under Rule 485(b) under the 1933 Act on April 29, 2002. Registrant further certifies that PEA No. 51 has been filed electronically.

         If you have any questions regarding these filings, please do not hesitate to call me at (617) 449-2810.

                                            Very truly yours,

                                            /s/ COLEEN DOWNS DINNEEN
                                            Coleen Downs Dinneen
                                            Assistant Secretary